CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss	$ 336	$ 53
Preferred stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000	100,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	173,524,360	155,541,074
Common stock, shares outstanding (in shares)	173,524,360	155,541,074